Reserves - Schedule of Movement in Share-Based Payment Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
As of July 1	$ 4	$ 4
Add: Fair value of earnout for NETC Sponsor issuable to Nabors Lux	22,576	0
Add: Share based payment expense for the period from December 18, 2023 to June 30, 2024	1,676	0
Foreign exchange differences	38	0
As of June 30	$ 24,294	$ 4